                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):
    is a restatement.                       [   ]

    adds new holdings entries.              [   ]

Institutional Investment Manager Filing this Report:

Name:    Zimmer Lucas Partners, LLC
Address: 45 Broadway, 28th Floor
         New York, New York  10006

Form 13F File Number: 028-04345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart J. Zimmer
Title:   Managing Member
Phone:   (212) 440-0740

Signature, Place, and Date of Signing:

  /s/ Stuart J. Zimmer      New York, New York    February 12, 2001
  ________________________  ____________________  _________________
    [Signature]                [City, State]         [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     53

Form 13F Information Table Value Total:     $192,675,140


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-7074                  Stuart J. Zimmer

                                                            FORM 13F
                                                       September 30, 2000
                                     Name of Reporting Manager:  Zimmer Lucas Partners, LLC

    ITEM 1         ITEM 2         ITEM 3       ITEM 4    ITEM 5           ITEM 6                ITEM 7            ITEM 8
    ------         ------         ------       ------    ------           ------                ------            ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (B)                                   (SHARES)
                                                 FAIR                      SHARED       (C)
                    TITLE           CUSIP        MARKET    SHRS OR  (A)   AS DEFINED   SHARED-  MANAGERS      (A)   (B)    (C)
NAME OF ISSUER     OF CLASS        NUMBER        VALUE     PRN AMT  SOLE  IN INSTR. V  OTHER    SEE INSTR. V  SOLE  SHARED NONE
--------------     --------        ------        ------    -------  ----  -----------  -----    ------------  ----  ------ ----


Accelerated
  Networks Inc        Com       00429P 10 7       13,906     5,000            5,000                1                5,000
Accord Networks LTD   Com       M01690 10 2       79,593     8,060            8,060                1                8,060
Alliance Fiber
  Optic Prods Inc.    Com       018680 10 8       27,000     4,500            4,500                1                4,500
AT RD Inc.            Com       04648K 10 5        8,775     3,900            3,900                1                3,900
Avici Sys Inc         Com       05367L 10 9       81,263     3,300            3,300                1                3,300
Avis Group Hldgs
  Inc.                Cl A      053790 10 1      162,813     5,000            5,000                1                5,000
American Elec Pwr Inc Com       025537 10 1   18,223,350   391,900          391,900                1              391,900
Bangor Hydro Elec Co  Com       060077 10 4      256,875    10,000           10,000                1               10,000
Ciena Corp.           Com       171779 10 1      284,375     3,500            3,500                1                3,500
Conectiv Inc          Com       206829 10 3    8,542,613   425,800          425,800                1              425,800
Constellation
  Energy Corp         Com       210371 10 0    5,001,938   111,000          111,000                1              111,000
Cosine
  Communications Inc  Com       221222 10 2       34,688     2,500            2,500                1                2,500
Corio Inc             Com       218875 10 2        4,125     2,000            2,000                1                2,000
Capstone Turbine
  Corp.               Com       14067D 10 2       70,000     2,500            2,500                1                2,500
Dominion Res Inc VA
  New                 Com       25746U 10 9    9,621,200   143,600          143,600                1              143,600
DTE Energy Co         Com       233331 10 7    6,039,206   155,100          155,100                1              155,100
Duke Energy Corp      Com       264399 10 6   12,787,500   150,000          150,000                1              150,000
Endwave Corp          Com       29264A 10 7        3,125     1,000            1,000                1                1,000
Energy East Corp      Com       29266M 10 9    4,232,813   215,000          215,000                1              215,000
Exelon Corp           Com       30161N 10 1   10,707,025   152,500          152,500                1              152,500
Firstenergy Corp      Com       337932 10 7    6,467,156   204,900          204,900                1              204,900
FPL Group Inc.        Com       302571 10 4    1,470,875    20,500           20,500                1               20,500
Fuelcell Energy Inc   Com       35952H 10 6      370,238     5,400            5,400                1                5,400
Galileo Technology
  Ltd.                Ord       M47298 10 0       67,500     5,000            5,000                1                5,000
GPU Inc               Com       36225X 10 0    5,179,519   140,700          140,700                1              140,700
Genomica Corp         Com       37243Q 10 1       26,406     5,000            5,000                1                5,000


                                4




Genuity Inc           Cl A      37248E 10 3      240,469    47,500           47,500                1               47,500
Houston Expl. Co.     Com       442120 10 1      610,000    16,000           16,000                1               16,000
Informax Inc.         Com       45677N 20 5        5,188      500               500                1                  500
Inrange Technologies
  Corp.               Cl B      45769V 20 6        8,469      500               500                1                  500
IXIA                  Com       45071R 10 9       57,188     2,500            2,500                1                2,500
Kansas City Pwr
  & Lt Co             Com       485134 10 0    3,517,488   128,200          128,200                1              128,200
Luminent Inc.         Com       55027R10 3        15,039     2,500            2,500                1                2,500
Metawave
 Communications CP    Com       591409 10 7      274,663    30,100           30,100                1               30,100
Northeast Utils       Com       664397 10 6      763,875    31,500           31,500                1               31,500
NSTAR                 Com       67019E 10 7    3,091,288    72,100           72,100                1               72,100
Oplink Communications
  Inc.                Com       68375Q 10 6      135,469     7,500            7,500                1                7,500
Orion Pwr Hldgs Inc.  Com       686286 10 5    1,351,913    54,900           54,900                1               54,900
PPL Corp.             Com       69351T 10 6   25,571,606   565,900          565,900                1              565,900
Potomac Elect. Pwr
  Co.                 Com       737679 10 0    2,438,877    98,700           98,700                1               98,700
Public Svc
  Enterprise Group    Com       744573 10 6   22,367,500   460,000          460,000                1              460,000
Reliant Energy Inc    Com       75952J 10 8   12,560,625   290,000          290,000                1              290,000
SDL Inc               Com       784076 10 1      444,563     3,000            3,000                1                3,000
Semco Energy Inc      Com       78412D 10 9      116,719     7,500            7,500                1                7,500
Sierra Pac Res New    Com       826428 10 4    3,225,350   200,800          200,800                1              200,800
Stewart W P & Co.
  Ltd                 Com       G84922 10 6      390,000    15,000           15,000                1               15,000
TXU Corp              Com       873168 10 8    5,539,063   125,000          125,000                1              125,000
Tellabs Inc.          Com       879664 10 0       22,600      400               400                1                  400
Transmeta Corp Del    Com       89376R 10 9      117,500     5,000            5,000                1                5,000
UIL Hldg Corp         Com       902748 10 2    1,865,625    37,500           37,500                1               37,500
Vastera Inc           Com       92239N 10 9       16,000     1,000            1,000                1                1,000
Vina Technologies Inc Com       92719D 10 0       89,375    27,500           27,500                1               27,500
Wisconsin Energy Corp Com       976657 10 6   18,074,819   801,100          801,100                1              801,100


















                                5
02192001.AK6